Consolidated Statements of Cash Flows (OneMain Holdings, Inc) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities
Net income (loss)	$ 243,000,000	$ (93,000,000)	$ 589,000,000
Reconciling adjustments:
Provision for finance receivable losses	1,865,362	1,134,518
Depreciation and amortization	8,618	14,124
Cash flows due to changes in:
Net cash provided by operating activities	(2,777,621)	(3,959,568)
Cash flows from investing activities
Proceeds from sale of SpringCastle interests	(3,120,000)	(5,381,851)
Net cash provided by (used for) investing activities	(1,115,567)	(4,057,025)
Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs	3,728,686	4,579,414
Net cash provided by (used for) financing activities	3,730,070	8,068,440
Net change in cash and cash equivalents	(163,118)	51,847
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	485,559	433,712
CASH AND CASH EQUIVALENTS, END OF YEAR	322,441	485,559	433,712
Supplemental cash flow information
Interest paid		(508,800)
Income taxes received (paid)	(2,134)
OneMain Holdings, Inc. [Member]
Cash flows from operating activities
Net income (loss)	243,000,000	(93,000,000)	589,000,000
Reconciling adjustments:
Provision for finance receivable losses	932,000,000	716,000,000	423,000,000
Depreciation and amortization	521,000,000	198,000,000	23,000,000
Deferred income tax benefit	(97,000,000)	(209,000,000)	(5,000,000)
Non-cash incentive compensation from Initial Stockholder	0	15,000,000
Net gain on liquidation of United Kingdom subsidiary	(4,000,000)	0	0
Net gain on sales of personal and real estate loans and related trust assets	(18,000,000)	0	(648,000,000)
Net loss on repurchases and repayments of debt	17,000,000	0	66,000,000
Share-based compensation expense, net of forfeitures	22,000,000	15,000,000	6,000,000
Net gain on sale of SpringCastle interests	(167,000,000)	0	0
Other	(8,000,000)	(4,000,000)	34,000,000
Cash flows due to changes in:
Other assets and other liabilities	(10,000,000)	(30,000,000)	(30,000,000)
Insurance claims and policyholder liabilities	(64,000,000)	27,000,000	51,000,000
Taxes receivable and payable	(47,000,000)	113,000,000	(98,000,000)
Accrued interest and finance charges	0	(14,000,000)	(36,000,000)
Restricted cash and cash equivalents not reinvested	4,000,000	0	5,000,000
Other, net	2,000,000	1,000,000	1,000,000
Net cash provided by operating activities	1,326,000,000	735,000,000	381,000,000
Cash flows from investing activities
Net principal collections (originations) of finance receivables held for investment and held for sale	(1,203,000,000)	(1,037,000,000)	235,000,000
Proceeds on sales of finance receivables held for sale originated as held for investment	930,000,000	78,000,000	3,799,000,000
Purchase of OneMain Financial Holdings, LLC, net of cash acquired	0	(3,902,000,000)	0
Proceeds from sale of SpringCastle interests	101,000,000	0	0
Cash received from CitiFinancial Credit Company	23,000,000	0	0
Available-for-sale securities purchased	(746,000,000)	(525,000,000)	(351,000,000)
Trading and other securities purchased	(17,000,000)	(1,482,000,000)	(2,978,000,000)
Available-for-sale securities called, sold, and matured	837,000,000	525,000,000	291,000,000
Trading and other securities called, sold, and matured	63,000,000	3,797,000,000	687,000,000
Change in restricted cash and cash equivalents	29,000,000	(70,000,000)	112,000,000
Proceeds from sale of real estate owned	8,000,000	14,000,000	59,000,000
Other, net	(27,000,000)	(36,000,000)	(13,000,000)
Net cash provided by (used for) investing activities	(2,000,000)	(2,638,000,000)	1,841,000,000
Cash flows from financing activities
Proceeds from issuance of long-term debt, net of commissions	6,660,000,000	3,027,000,000	3,557,000,000
Proceeds from issuance of common stock, net of offering costs	0	976,000,000	0
Repayments of long-term debt	(8,320,000,000)	(1,960,000,000)	(4,691,000,000)
Distributions to joint venture partners	(18,000,000)	(77,000,000)	(638,000,000)
Excess tax benefit from share-based compensation	0	3,000,000	0
Withholding tax on vested RSUs and PRSUs	(7,000,000)	(5,000,000)	(1,000,000)
Net cash provided by (used for) financing activities	(1,685,000,000)	1,964,000,000	(1,773,000,000)
Effect of exchange rate changes on cash and cash equivalents	1,000,000	(1,000,000)	(1,000,000)
Net change in cash and cash equivalents	(360,000,000)	60,000,000	448,000,000
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	939,000,000	879,000,000	431,000,000
CASH AND CASH EQUIVALENTS, END OF YEAR	579,000,000	939,000,000	879,000,000
Supplemental cash flow information
Interest paid	(765,000,000)	(594,000,000)	(541,000,000)
Income taxes received (paid)	(249,000,000)	38,000,000	(375,000,000)
Supplemental non-cash activities
Transfer of finance receivables held for investment to finance receivables held for sale (prior to deducting allowance for finance receivable losses)	1,945,000,000	617,000,000	7,079,000,000
Transfer of finance receivables to real estate owned	8,000,000	11,000,000	49,000,000
Net unsettled investment security purchases	$ 1,000,000	$ 0	$ (7,000,000)